Commitments and contingencies	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Commitments and contingencies
37.	Commitments and contingencies
In the ordinary course of business, the Company faces claims and assertions by various parties. The Company assesses such claims and assertions and monitors the legal environment on an ongoing basis, with the assistance of external legal counsel, wherever necessary. The Company records a liability for any claims where a potential loss is probable and capable of being estimated and discloses such matters in its financial statements, if material. For potential losses that are considered possible, but not probable, the Company provides disclosure in the financial statements but does not record a liability in its accounts unless the loss becomes probable.
The following is a description of claims and assertions where a potential loss is possible, but not probable. The Company believes that none of the contingencies described below would have a material adverse effect on the Company’s financial condition, results of operations or cash flows.
Litigation
The Company is involved in legal proceedings, both as plaintiff and as defendant. There are claims which the Company does not believe to be of material nature, other than those described below.
Income Tax
The Company has on going disputes with income tax authorities relating to tax treatment of certain items. These mainly include disallowed expenses, the tax treatment of certain expenses claimed by the Company as deductions and the computation of, or eligibility of, the Company’s use of certain tax incentives or allowances.
Most of these disputes and/or disallowances, being repetitive in nature, have been raised by the income tax authorities consistently in most of the years.
The Company has a right of appeal to the Commissioner of Income Tax (Appeals), or CIT (A), the Dispute Resolution Panel, or DRP, and to the Income Tax Appellate Tribunal, or ITAT, against adverse decisions by the assessing officer, DRP or CIT (A), as applicable. The income tax authorities have similar rights of appeal to the ITAT against adverse decisions by the CIT (A) or DRP. The Company has a further right of appeal to the Bombay High Court or the Hon’ble Supreme Court of India against adverse decisions by the appellate authorities for matters involving substantial question of law. The income tax authorities have similar rights of appeal.
As at March 31, 2020, there are matters and/or disputes pending in appeal amounting to Rs. 14,633 million, which includes Rs. 966 million in respect of equity accounted investees (Rs. 5,410 million, which includes Rs. 772 million in respect of equity accounted investees as at March 31, 2019).
Customs, Excise Duty and Service Tax
As at March 31, 2020, there are pending litigations for various matters relating to customs, excise duty and service tax involving demands, including interest and penalties, of Rs. 6,653 million, which includes Rs. 11 million in respect of equity accounted investees (Rs. 10,240 million, which includes Rs. 61 million in respect of equity accounted investees as at March 31, 2019). These demands challenged the basis of valuation of the Company’s products and denied the Company’s claims of Central Value Added Tax, or CENVAT credit on inputs. The details of the demands for more than Rs. 200 million are as follows:
As at March 31, 2020, the Excise Authorities have raised a demand and penalty of Rs. 2,683 million, (Rs.2,432 million as at March 31, 2019), due to the classification of certain chassis (as goods transport vehicles instead of dumpers) which were sent to automotive body builders by the Company, which the Excise Authorities claim requires the payment of the National Calamity Contingent Duty (NCCD). The Company has obtained a technical expert certificate on the classification. The appeal is pending before the Custom Excise & Service Tax Appellate Tribunal.

As at March 31, 2020, the Exicse Authorities have confirmed demand & penalty totalling to Rs 909 million (Rs.909 million as at March 31, 2019) towards vehicles allegedly sold below cost of production with an intention to penetrate the market. The matter is being contested by the Company before the Customs, Excise and Service Tax Appellate Tribunal.
The Excise Authorities had denied the Company’s claim of a CENVAT credit of Rs. 534 million as at March 31, 2020 (Rs. 875 million as at March 31, 2019) on various inputs services such as
Authorized Service Station Services, Erection, Commissioning & Installation Services, Common Services etc. claimed by the Company from financial year 2006 to 2017. The matters are being contested by the Company before the Appellate Authorities.
As at March 31, 2020, the Excise Authorities have confirmed the demand and penalty totalling to Rs. 501 million (Rs. 912 million as at March 31, 2019) alleging undervaluation of products sold by the Company. The matter is being contested by the Company before Appellate Authorities.
As at March 31, 2020, demand and penalty totalling to Rs.235 million (Rs. 235 million as at March 31, 2019) has been confirmed for alleged non-payment
of service tax on services
such as
Event Management Services (
Reverse Charge Mechanism
), Authorized Service Station Services, Heat Treatment Services etc. The matter is being contested by the Company before Appellate Authorities.
The Excise Authorities are of the view that the Company had wrongly availed CENVAT credit amounting to Rs. 290 million as at March 31, 2020 (Rs. 290 million as at March 31, 2019) on various input services in relation to setting up of the factory in Singur. The Department was of the contention that since no manufacturing activity had taken place in Singur, the credit cannot be availed. The matter is contested in appeal.
Sales Tax / VAT
The total sales tax demands (including interest and penalty), that are being contested by the Company amount to Rs.9,621 million, which includes Rs.98 million in respect of equity accounted investees as at March 31, 2020 (Rs.12,841 million, which includes Rs.125 million in respect of equity accounted investees, as at March 31, 2019). The details of the demands for more than Rs.200 million are as follows:
The Sales Tax Authorities have raised demand of Rs.2,078 million (Rs.2,618 million as at March 31, 2019) towards rejection of certain statutory forms for concessional lower/nil tax rate (Form F and Form C) on technical grounds and few other issues such as late submission, single form issued against different months’ / quarters’ dispatches / sales, etc. and denial of exemption from tax in absence of proof of export for certain year. The Company has contended that the benefit cannot be denied on technicalities, which are being complied with. The matter is pending at various levels.
The Sales Tax authorities have denied input tax credit and levied interest and penalty thereon due to varied reasons aggregating to Rs.2,218 million as at March 31, 2020 (Rs.4,652 million as at March 31, 2019). The reasons for disallowing credit was mainly due to Taxes not paid by Vendors, incorrect method of calculation of set off as per the department, alleging suppression of sales as per the department etc. The matter is contested in appeal.
As at March 31, 2020, Sales Tax demand aggregating Rs.253 million (Rs.467 million as at March 31, 2019) has been raised by Sales Tax Authorities for non submission of Maharashtra Trial Balance. The matter is contested in appeal.

The Sales Tax Authorities have raised demand for Check post /Entry Tax liability at various states amouting to Rs.658 million (Rs.840 million as at March 31, 2019). The Company is contesting this issue.
The Sales Tax Authorities have raised demand of Rs. 1,488 million (Rs. Nil as at March 31, 2019) towards full CST liability on Chassis exported after enroute body building and interest thereon considering as CST sale. The Company has contended that the Company’s manufacturing plant dispatching chassis for enroot body building to bodybuilders as bill to the Company and ship to bodybuilders is constituted as export sale after Chassis export. The matter is contested in appeal.
In one of the joint operation, Fiat India Automobiles Pvt Ltd, the Sales Tax Authorities have held back the refund of VAT on debit notes raised for Take or Pay arrangements (TOP) totaling to Rs. 676 million (Rs. 516 million as at March 31, 2019) pertaining to financial years
2009-10
to
2014-15.
The department is of the view that TOP is not part of sale and hence tax to be paid. The matter is contested in appeal.
Other Taxes and Dues
Other amounts for which the Company may contingently be liable aggregate to Rs.6,375 million, which includes Rs.71 million in respect of equity accounted investees as at March 31, 2020 (Rs.4,516 million, which includes Rs.168 million in respect of equity accounted investees, as at March 31, 2019). Following are the cases where amount involved exceeds Rs.200 million:
The municipal authorities in certain states levy octroi duty (a local indirect tax) on goods brought inside the municipal limits at rates based on the classification of goods. Demands aggregating Rs.617 million as at March 31, 2020 (Rs.617 million as at March 31, 2019) had been raised demanding higher octroi duties on account of classification disputes relating to components purchased for the manufacture of vehicles and retrospective increase in octroi rates relating to past periods. The dispute relating to classification is presently pending before the Bombay High Court and the other dispute is pending before the Hon’ble Supreme Court of India.
As at March 31, 2020, property tax amounting to Rs.1,102 million (Rs.644 million as at March 31, 2019) has been demanded by the local municipal authorities in respect of vacant land of the
Company at Pimpri
(including residential land), Chinchwad and Chikhali. The Company had filed Special Leave Petition (SLP) before the Hon’ble Supreme Court of India against an unfavorable decision of the Bombay High Court. The Hon’ble Supreme Court of India had disposed of the SLP and remanded the matter back to the local municipal corporation for fresh adjudication. After fresh hearing, the municipal authority again passed the same order as it had passed earlier, which the Company has challenged before the Civil Court. The Civil Court has passed an injunction order restraining the municipal authority from taking any action of recovery.
As at March 31, 2020, Sales tax / VAT amounting to Rs.344 million (Rs.341 million as at March 31, 2019) has been demanded by local authorities from dealers in respect of spare parts used for carrying out warranty repairs. The dispute is pending before the Hon’ble Supreme Court of India.
As at March 31, 2020, possession tax amounting to Rs.222 million (Rs.369 million as at March 31, 2019) have been demanded in respect of motor vehicles in the possession of the manufacturer and the authorization of trade certificate granted under the Central Motor Vehicle Rules, 1989. The matter is being contested before the Jharkhand High Court at Ranchi.
Other claims
There are other claims against the Company, the majority of which pertain to government body investigations with regards to regulatory compliances, motor accident claims, product liability claims and consumer complaints. Some of the cases also relate to the replacement of parts of vehicles and/or the compensation for deficiencies in the services by the Company or its dealers.
‘The Hon’ble Supreme Court of India (“SC”) by their order dated February 28, 2019, set out the principles based on which allowances paid to the employees should be identified for inclusion in basic wages for the purposes of computation of Provident Fund contribution. There are interpretative challenges and considerable uncertainty, including estimating the amount retrospectively. Pending the directions from the EPFO, the impact for past periods, if any, is not ascertainable reliably and consequently no financial effect has been provided for in the financial statements. The Company has complied with this on a prospective basis, from the date of the SC order.
The Company has, consequent to an Order of the Hon’ble Supreme Court of India in the case of R.C Gupta and Ors. Vs Regional Provident Fund Commissioner, Employees Provident Fund Organization and Ors, evaluated the impact on its employee pension scheme and concluded that this is not applicable to the Company based on external legal opinion and hence it is not probable that there there will be an outflow of resources.

Commitments
The Company has entered into various contracts with vendors and contractors for the acquisition of plant and machinery, equipment and various civil contracts of a capital nature amounting to Rs.134,953 million as at March 31, 2020 (Rs.
115,292 million as at March 31, 2019)
,
which are yet to be executed.
The Company has entered into various contracts with vendors and contractors for the acquisition of intangible assets of a capital nature amounting to Rs.2,030 million as at March 31, 2020, (Rs.5,676 million as at March 31, 2019), which are yet to be executed.
Under the joint venture agreement with Chery Jaguar Land Rover Automotive Co. Limited, the Company has an outstanding commitment of
Rs.
16,298 million as at March 31, 2020 (Rs.6,440 million as at March 31, 2019) towards its share in the capital of the joint venture.